CONSOLIDATED STATEMENT OF PROFIT OR LOSS - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Other income	$ 165,152	$ 1,524	$ 7,777
Total revenue	165,152	1,524	7,777
Director and employee benefits expense	0	0	(467,220)
Net foreign exchange (losses)/gains	(7,333)	(4,095)	(10,874)
Consultants' expenses	(4,175)	(6,663)	(13,017)
Regulatory expenses	(54,741)	(56,029)	(40,228)
Travel expenses	0	(1,990)	(66,488)
Rental expenses	(9,756)	(9,288)	(11,986)
Other expenses	(77,240)	(121,090)	(298,617)
Depreciation and amortisation expenses	0	(1,898)	(487)
Finance costs	0	(2,450)	0
Impairment of investment in associate	0	0	(3,608,038)
Profit/(loss) before income tax	11,907	(201,979)	(4,509,178)
Income tax expense	0	(135)	(3,252)
Net profit/(loss) before associate accounted loss	11,907	(202,114)	(4,512,430)
Share of net profit/(loss) of associate accounted for using the equity method	0	0	(38,174)
Profit/(loss) for the year after tax	11,907	(202,114)	(4,550,604)
Profit/(Loss) attributable to:
Owners of Mission NewEnergy Ltd	11,907	(202,114)	(4,550,604)
Non-controlling interests	0	0	0
Total	$ 11,907	$ (202,114)	$ (4,550,604)
Earnings per share from continuing operations attributable to the ordinary equity holders of the parent:
Basic earnings/(loss) per share (dollars)	$ .0003	$ (0.0050)	$ (0.1100)
Diluted earnings/(loss) per share (dollars)	.0003	(.0050)	(.1100)
Earnings per share from profits attributable to the ordinary equity holders of the parent:
Basic earnings/(loss) per share (dollars)	0.0003	(0.0050)	(0.1100)
Diluted earnings/(loss) per share (dollars)	$ 0.0003	$ (0.0050)	$ (0.1100)